Equity Method Investment - Additional Information (Detail)	12 Months Ended									0 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 CNY	Dec. 31, 2011 Baimo [Member] USD ($)	May 31, 2010 Baimo [Member]	Dec. 31, 2011 Fengmingxuan [Member] CNY	Oct. 31, 2010 Fengmingxuan [Member]	Oct. 31, 2010 Fengmingxuan [Member] Other parties [Member]	May 01, 2012 Zhuhai Zhengdian [Member] USD ($)	May 01, 2012 Zhuhai Zhengdian [Member] CNY	Dec. 31, 2012 Zhuhai Zhengdian [Member] CNY	Feb. 28, 2011 Zhuhai Zhengdian [Member] CNY	Dec. 31, 2014 GO Launcher Korea Co., Ltd. [Member] CNY	May 31, 2014 GO Launcher Korea Co., Ltd. [Member] CNY	Dec. 31, 2014 Guangzhou Woshou Information Technology Co., Ltd. [Member] CNY	Apr. 30, 2014 Guangzhou Woshou Information Technology Co., Ltd. [Member] CNY	Dec. 31, 2014 Guangzhou Jiucai Information Technology Co., Ltd [Member] CNY	Nov. 30, 2014 Guangzhou Jiucai Information Technology Co., Ltd [Member] CNY	Dec. 31, 2014 Guangzhou Jiucai Information Technology Co., Ltd [Member] Co-Chief Operating Officer [Member] CNY	Nov. 30, 2014 Guangzhou Jiucai Information Technology Co., Ltd [Member] Co-Chief Operating Officer [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest investment						49.00%		60.00%	40.00%				33.00%		49.00%		40.00%		49.00%		51.00%
Carrying value of investment	$ 3,088,125	19,160,580												1,169,274	1,376,024	5,811,430			12,000,000	12,179,876
Percentage of equity interest in investment held by related party													33.00%
Interest free loan principal amount													4,000,000
Percentage of voting right held													33.00%
Date of disposal										May 01, 2012	May 01, 2012
Cash consideration, total										1,000,000	6,400,000
Gain recognized from disposal			4,182,485								4,182,485
Share of losses from equity method investment	(100,395)	(622,909)	(1,072,946)									(1,072,946)		(206,750)		(596,035)		(179,876)
Book value of investment, intangible asset	4,304,987	26,710,724		2,070,778
Gain on an exchange of intangible asset for an equity method investment	1,032,696	6,407,465														6,407,465
Carrying amount of investment exceeded Company's share of net assets																3,042,579